                                   [LOGO]
             ------------------------------------------------
                     U.S. CORE EQUITY FUND

   -----------------------------------------------------------------------------
                     AGGRESSIVE EQUITY FUND

   -----------------------------------------------------------------------------
                     GLOBAL INDEPENDENCE FUND

   -----------------------------------------------------------------------------

                             SEMI-ANNUAL REPORT
                               APRIL 30, 2000

Table of Contents
------------------------------------------------------------------

      Letter from the Chief Investment Officer....................   1

      Fund Manager Economic and Market Reviews

                               US Core Equity Fund................   3

                               Aggressive Equity Fund.............   5

                               Global Independence Fund...........   7

      Schedule of Investments.....................................   9

      Statements of Assets and Liabilities........................  19

      Statements of Operations....................................  20

      Statements of Changes in Net Assets.........................  21

      Financial Highlights........................................  24

      Notes to Financial Statements...............................  27

Letter from the Chief Investment Officer
------------------------------------------------------------------

Dear Shareholders:

    We are pleased to present you with the CDC MPT+ Funds Semi-Annual Report for the period ended April 30, 2000. To provide you with some additional insight into the Funds, we will briefly review the performance of our young funds and how market forces may develop in the coming year.

FUND PERFORMANCE AND REVIEW

    Our US CORE EQUITY FUND has a stock picker's approach, and focuses only on large companies. We stress strong risk management, and we avoid market timing like the plague. If this fund can successfully outperform the S&P 500 Index over a long period of time, our hope and goal, it will be because our blend of quantitative tools and fundamental judgment is well-suited to building disciplined stock portfolios for controlling risks in volatile markets. In our short ten months of existence, the US Core Equity Fund returned 11.51%, outperforming the S&P 500 Index, which returned 6.86% for the corresponding period.

[PHOTO]
D. Sykes Wilford

    Our AGGRESSIVE EQUITY FUND seeks to outperform the S&P 500 Index with a diversified approach to investing in global markets (equities, bonds and currencies) that is overlaid on top of a core position in the S&P 500 Index. The S&P 500 Index has returned 7.20% over the past six months, while our fund has returned 7.47%. For the life of the Fund, it has outperformed the S&P 500 Index by 1.68%. This performance places our fund in very good stead relative to other actively managed US equity funds. Needless to say, this past six months has been one of the most difficult periods for global portfolio managers.

    Our GLOBAL INDEPENDENCE FUND represents our attempt to employ the same discipline and management skills that heretofore were not readily available to the mutual fund industry, but had been available to offshore investors. This is not an easy task. It is often simpler to provide simple directional funds under the umbrella of US mutual funds than it is to fully apply the power of modern portfolio theory in its most robust form to mutual fund management. Our desire is to provide returns to our clients that are uncorrelated with other typical equity or fixed income investments they may have. In doing this, we take risk, but this risk is less than which typically is associated with the stock market and it is about the same as the expected risk incurred when investing in longer dated bonds. Over the past six months, the Global Independence Fund has returned 7.43%, during a period when its blended benchmark consisting of 50% of the JP Morgan Global Government Bond Index and 50% of the Morgan Stanley Global Equity Index returned 1.77%. Most surveys that measure our performance place us well above our competition in the market. While this is important, the key to this fund's usefulness will be how it fits into client portfolios. We continue to be focused on providing returns that, in the long run, will be uncorrelated with both US stock and bond markets, while simultaneously providing a solid return in a risk-controlled manner.

LOOKING INTO THE NEXT YEAR

    The world offers interesting potential returns this year, but also considerable risk. Fed tightening, European Central Bank (ECB) meandering, Japan rolling from recession to growth back to recession, and talks of bursting financial bubbles mean that markets will likely remain in turmoil this year. The Federal Reserve is focused on keeping inflation under control. With help from a strong dollar and strong investment inflows into the US from all corners of the world, inflation has remained under control. Nonetheless, the fears are there. Politics aside, the Fed is going to do its job to make sure that the ugly head of inflation does not rise. This means keeping short rates on an upward course for as long as it takes. Tighter US monetary policy, however, does not mean that bonds will necessarily collapse or that the equity market will suddenly

---1

                                                 CDC Investment Management Corp.
------------------------------------------------------------------

die. It does mean that we will most likely be near a turning point for bonds by this summer, while in the equity markets the watchword will continue to be volatility.

    In Europe the ECB is still finding its way. Europe is slowly joining the world recovery, but its economic performance has been inconsistent. Countries, such as Spain, Portugal, Ireland, and some of the smaller ones, continue to perform well. The French economy is coming along, but Germany and Italy are laggards, still needing more stimulus. Tighter policy now would put a crimp into the modest expansion now occurring on the back of export-led demand. However, tighter policy might be just what these countries get if the euro declines much further. Talk will underpin it only so long, as US interest rates rise and real growth in North America outpaces that in Europe and Japan. A key question is whether the Europeans want to sacrifice the incipient recovery on the hearth of a strong currency. A well-seasoned Fed would ignore the currency movement, but the ECB is still in its infancy. The real problem that Europe must tackle is structural adjustment, and there is not much that monetary policy can do in this area. Countries, such as Spain, that are making efforts to remove structural barriers to a more competitive economy are winning. Those that are not are slowly falling behind in the growth game.

    The critical need for structural adjustment is the major problem facing Japan, from government decision making on down to the health, or lack there of, of the financial industry. The government does not appear dedicated to pursuing reform. And the central bank seems to want to raise interest rates even in the face of a very weak economy. Banks are exploiting the zero interest rate policy, using the deposits of the greatest savers in the world to buy Japanese government debt. The insurance industry is in trouble. All of this adds up to a financial system that is dysfunctional in many ways. No doubt these problems will be sorted out, but it will still take time.

    Looking ahead, with rising US interest rates leading rates up around most of the rest of the world, global liquidity is being restrained. Moreover, with the US being the primary receiver of world liquidity, does a global tightening of liquidity pose a significant risk to the global outlook? For example, is an 8 percent decline on the NASDAQ, followed by an 8 percent increase significantly problematic? Yes, it is for investors, but it would really be problematic if it led to another crisis like in 1998 or the Tequila problem in early 1995. Such an event could be triggered if liquidity continues to be taken from the world economy in an attempt to slow the US and (and this is the key) the other central banks continue to follow. We will watch this risk closely.

    What if a global crisis is avoided, then what? In a more benign environment, the global economy should continue to expand, but the pace may be too modest to push the equity markets onward and upward. Revisions of earnings could hamper many markets in the autumn, and a market in turmoil cannot be ruled out. On a longer view, however, after the storm, the US should continue to proceed from strength to strength. The question is whether Japan and Europe can get fully on board the global growth train.

/s/ D. Sykes Wilford

D. Sykes Wilford
Chief Investment Officer, CDC Investment Management Corp.
June 1, 2000

                                                                           2 ---

Manager Reviews: US Core Equity Fund
------------------------------------------------------------------

FUND INFORMATION
Investment Objective: The U.S. Core
Equity Fund is a diversified portfolio
that seeks total return greater than
that of the S&P 500 Index by investing
primarily in equity securities of U.S.
companies.

Fund Inception Date: June 30, 1999

Commencement of Operations:
  Institutional Class - July 1, 1999
  Investor Class - Not Operational

Expense Ratio:
  Institutional Class - 2.17% Annualized
  Investor Class - N/A

Total Net Assets (all classes):
$37,143,816

[PHOTO]
Jason Wolin

[PHOTO]
Frank Hanley

[PHOTO]
Steven Klopukh

PORTFOLIO REVIEW
    Between November 1999 and April 2000, the US Core Equity Fund returned 11.40%, outperforming the S&P 500 by 4.20%. This period was extremely volatile by historical standards, and it witnessed a major reversal in trend. Between November and early March, technology stocks soared with the NASDAQ rising 51%. However, old economy stocks lagged. After early March, this trend reversed sharply: tech stocks plunged, while bargain hunters snapped up previously out-of-favor old economy issues. In this environment, the Fund particularly benefited from our diversified quantitative approach of both momentum and value disciplines, as well as careful stock selection in the technology sector.

PERFORMANCE
    The US Core Equity Fund outperformed its benchmark in each of the six months of the reporting period. The volatile technology sector contributed the most to the Fund's outperformance. In particular, overweight positions in LSI Logic (1.33% held as of 04/30/00) and Corning (0.63% held as of 04/30/00) contributed 100 and 77 basis points, respectively, to the outperformance. Our quantitative system gave positive signals for both of these equities due to positive earnings surprises and strongly positive price momentum. In both cases our fundamental analyses confirmed the quantitative signals, indicating that these stocks were undervalued in relation to their growth potential. Corning, for example, has unique manufacturing capabilities in the fast growing market of fiber optic cables, which lead us to believe that it deserved a premium valuation.

---3

                                            Manager Reviews: US Core Equity Fund
------------------------------------------------------------------

    Since our investment discipline limits our industry exposures versus the S&P 500 benchmark, our underweight positions in the technology group were the largest detractors from the Fund's excess return. Our underweight in Cisco Systems Inc. (3.53% held as of 04/30/00) and Nortel Networks Corp. (0.19% held as of 04/30/00) each subtracted 57 basis points from the overall excess return. Although we believe that both companies will perform well in the future, our analysis indicated that given their valuations, the two stocks were not as attractive as other companies in the sector.

MARKET OUTLOOK AND PORTFOLIO POSITIONING

    While the general direction of the equity market is as difficult as ever to predict, there are two major factors that we believe will weigh upon the equity markets in the coming months. First, US interest rates may continue to rise, providing investors with a more attractive risk-free alternative. Second, while earnings comparisons were not difficult for the first six months of 2000, it will likely be more difficult for companies to continue to match or exceed earnings expectations over the second half of 2000 when year-over-year comparisons with 1999 will become more demanding. We believe that regardless of the investment climate, we have the potential to add value to the return on the S&P 500 Index with a disciplined blend of quantitative signals, fundamental analysis and strict risk controls.

Total Returns (%) for the period ended April 30, 2000
------------------------------------------------------------------------------------------------------
                                                 Since Inception              Fiscal Year-to-Date
                                          Jun. 30, 1999 - Apr. 30, 2000   Nov. 1, 1999 - Apr. 30, 2000
------------------------------------------------------------------------------------------------------
  US Core Equity Fund                                     11.51%                         11.40%

  S&P 500 Index (1)                                        6.86%                          7.20%

  Lipper Growth and Income Index (2)                       0.12%                          4.36%

Source:  (1) Bloomberg
         (2) Lipper Analytical Services, Inc.

* EVA-Registered Trademark- is a registered trademark of Stern Stewart & Co.

    Performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect a partial waiver of fees and expense reimbursements without which the total return would have been lower.

    The S&P 500 Index is a widely recognized unmanaged index of 500 publicly traded stocks that includes the reinvestment of dividends. You cannot invest directly in an index.

    The fund may also engage in other investment practices, including the purchase of foreign securities. International investing is associated with additional risks, including currency, information and political risks.

                                                                           4 ---

Manager Reviews: Aggressive Equity Fund
------------------------------------------------------------------

FUND INFORMATION
Investment Objective: The Aggressive
Equity Fund is a non-diversified
portfolio that seeks total return
greater than that of the S&P 500 Index
by investing primarily in U.S. and
Global equity and equity related
securities, fixed income securities and
currencies, and certain derivative
instruments.

Fund Inception Date: June 30, 1999

Commencement of Operations:
  Institutional Class - July 1, 1999
  Investor Class - Not Operational

Expense Ratio:
  Institutional Class - 3.02% Annualized
  Investor Class - N/A

Total Net Assets (all classes):
$35,121,923

[PHOTO]
D. Sykes Wilford

[PHOTO]
Jose M. Quintana

[PHOTO]
Andrew Dalton

PORTFOLIO REVIEW
    Between November 1999 and April 2000, the Aggressive Equity Fund returned 7.47%, outperforming its S&P 500 benchmark by 0.27%. During this period, European equity markets advanced strongly, but most other equity and bond markets were mixed and, in the case of technology stocks, extraordinarily volatile.

PERFORMANCE
    Over the course of the past six months, the Aggressive Equity Fund outperformed the S&P 500 Index, primarily as a result of positions in global equity markets as well as short-duration currency deposits. Among equity market positions, the long position in French equities (i.e., CAC 40 Index) was the largest contributor to outperformance. We were long French equities late in 1999 and early in 2000 because our quantitative analysis indicated that the French equity market had strong momentum and superior value in comparison with other highly correlated equity markets. Long positions in other European markets as well as Australia and Canada generally added to performance, more than offsetting a slight underweight in the S&P 500 Index, which we used to reduce risk.

    Among our currency positions, our short euro position added the most value. Our model took a negative view of the Euro because of its relatively low currency deposit rates and a yield curve, which pointed to a loose monetary policy during this six-month period. We agreed with our model's position due to the relative weakness of the Eurozone economy in comparison with Switzerland, the United Kingdom and the

---5

                                         Manager Reviews: Aggressive Equity Fund
------------------------------------------------------------------

United States. For similar reasons we were also short the Japanese yen, which also retreated versus the US dollar.

STRATEGY AND PORTFOLIO POSITIONING

    We expect that our mixture of active management and quantitative discipline will continue to perform well during the second half of 2000. Additionally, we think that it is possible that interest rates may be near a peak, which should be very supportive for stocks in the United States.

    The first half of 2000 witnessed a continuation of the financial de-leveraging of 1998 and 1999 with the collapse of Tiger Management and the partial shut-down of Quantum Asset Management, two of the world's largest hedge funds. We suspect that these events will reduce liquidity and increased volatility in financial markets. If liquidity begins to return later this year, we believe that we will have an easier time generating outperformance on top of the S&P 500 Index.

Total Returns (%) for the period ended April 30, 2000
------------------------------------------------------------------------------------------------------
                                                 Since Inception              Fiscal Year-to-Date
                                          Jun. 30, 1999 - Apr. 30, 2000   Nov. 1, 1999 - Apr. 30, 2000
------------------------------------------------------------------------------------------------------
  Aggressive Equity Fund                                   8.54%                          7.47%

  S&P 500 Index (1)                                        6.86%                          7.20%

  Lipper Growth and Income Index (2)                       0.12%                          4.36%

Source:  (1) Bloomberg
         (2) Lipper Analytical Services, Inc.

    Performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect a partial waiver of fees and expense reimbursements without which the total return would have been lower.

    The S&P 500 Index is a widely recognized unmanaged index of 500 publicly traded stocks that includes the reinvestment of dividends. You cannot invest directly in an index.

    The fund may also engage in other investment practices, including the purchase of foreign securities. International investing is associated with additional risks, including currency, information and political risks.

                                                                           6 ---

Manager Reviews: Global Independence Fund
------------------------------------------------------------------

FUND INFORMATION
Investment Objective: The Global
Independence Fund is a non-diversified
portfolio that seeks total return, on a
risk adjusted basis, consistent with the preservation of capital by investing primarily in the global equity, global fixed income and currency markets.

Fund Inception Date: June 30, 1999

Commencement of Operations:
  Institutional Class - July 1, 1999
  Investor Class - Not Operational

Expense Ratio:
  Institutional Class - 2.28% Annualized
  Investor Class - N/A

Total Net Assets (all classes):
$32,745,698

[PHOTO]
D. Sykes Wilford

[PHOTO]
Jose M. Quintana

[PHOTO]
Andrew Dalton

PORTFOLIO REVIEW
    Between November 1999 and April 2000, the Global Independence Fund returned 7.43%. During this period, European equity markets advanced strongly but most other equity and bond markets were mixed and, in the case of technology stocks, extraordinarily volatile.

PERFORMANCE
    Over the course of the past six months, the Global Independence Fund outperformed its benchmark, primarily as a result of positions in global equity markets as well as short-duration currency deposits. Among the equity markets, we were long the DAX index in Germany, which our quantitative systems had identified as having superior valuation levels in comparison with other European markets. The German stock market performed strongly as investors began to notice German technology companies, who had not fully participated in the earlier run up in technology stock prices in other nations. Long equity index positions in Australia and Canada also added some value as those markets also performed strongly.

    Among our currency positions, our short euro position added the most value. Our model took a negative view of the euro because of its relatively low currency deposit rates and a yield curve, which pointed to a loose monetary policy during this six-month period. We agreed with our model's position due to the relative weakness of the Eurozone economy in comparison with Switzerland, the United Kingdom and the United States. For similar reasons, we were also short the Japanese yen which also retreated versus the US dollar.

---7

                                       Manager Reviews: Global Independence Fund
------------------------------------------------------------------

STRATEGY AND PORTFOLIO POSITIONING

    We expect that our mixture of active management and quantitative discipline will continue to perform well during the second half of 2000. During the first several months of 2000 the post-LTCM financial de-leveraging continued with the demise of Tiger Management and a substantial reduction in activity by Quantum Management, two of the world's largest hedge funds. We suspect that this de-leveraging played a significant role in reducing liquidity in world financial markets and may have added to market volatility. If, as we suspect, liquidity begins to return to the market place, it should create an even easier environment for our strategy to generate outperformance.

Total Returns (%) for the period ended April 30, 2000
------------------------------------------------------------------------------------------------------
                                                 Since Inception              Fiscal Year-to-Date
                                          Jun. 30, 1999 - Apr. 30, 2000   Nov. 1, 1999 - Apr. 30, 2000
------------------------------------------------------------------------------------------------------
  Global Independence Fund                                12.05%                          7.43%

  Blended Benchmark:                                       5.59%                          1.77%
    50% JP Morgan Global Gov't Bond Index (1)
    50% Morgan Stanley Global Equity Index (2)

  Lipper Global Flex Index (3)                            11.02%                          9.87%

Source:  (1) Bloomberg
         (2) MSCI Inc.
         (3) Lipper Analytical Services, Inc.

    Performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect a partial waiver of fees and expense reimbursements without which the total return would have been lower.

    The Morgan Stanley Global Equity Index is a market capitalization weighted equity index composed of at least 1,600 sample companies from twenty-two countries. The JP Morgan Global Government Bond Index is a total return index that tracks the traded sovereign issues of thirteen international markets. You cannot invest directly in an index.

    The fund may also engage in other investment practices, including the purchase of foreign securities. International investing is associated with additional risks, including currency, information and political risks.

                                                                           8 ---

CDC MPT+ FUNDS -- U.S. CORE EQUITY FUND
Schedule of Investments, April 30, 2000 (Unaudited)

----------------------------------------------------------------------
NAME OF ISSUER                                             MARKET
AND TITLE OF ISSUE                          SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCK -- 95.3%
----------------------------------------------------------------------
AEROSPACE -- 1.6%
  Northrop Grumman Corp.                       2,800  $        198,450
  United Technologies Corp.                    6,300           391,781
                                                      ----------------
                                                               590,231
                                                      ----------------
AIRLINES -- 0.5%
  Delta Air Lines, Inc.                        3,400           179,350
                                                      ----------------
AUTOMOBILES & TRUCKS -- 0.8%
  General Motors Corp.                         3,300           308,962
                                                      ----------------
BANKING -- 3.5%
  Chase Manhattan Corp.                        4,600           331,487
  Fifth Third Bancorp                          4,300           271,438
  FleetBoston Financial Corp.                 10,400           368,550
  Wells Fargo & Co.                            7,900           324,394
                                                      ----------------
                                                             1,295,869
                                                      ----------------
BEVERAGES -- 1.8%
  Coca-Cola Co.                                7,300           343,556
  Coca-Cola Enterprises, Inc.                 14,500           309,031
                                                      ----------------
                                                               652,587
                                                      ----------------
BREWERY -- 0.9%
  Anheuser-Busch Cos., Inc.                    4,900           345,756
                                                      ----------------
BROADCASTING -- 1.9%
  MediaOne Group, Inc. (a)                     9,200           695,750
                                                      ----------------
BUSINESS EQUIPMENT & SERVICES -- 1.8%
  Adaptec, Inc. (a)                            4,700           126,900
  Electronic Data Systems Corp.                2,100           144,375
  Interpublic Group Cos., Inc.                 3,300           135,300
  Lexmark International Group, Inc. --
    Class A (a)                                2,200           259,600
                                                      ----------------
                                                               666,175
                                                      ----------------
CHEMICALS -- 1.4%
  Dow Chemical Co.                             3,500           395,500
  FMC Corp. (a)                                2,500           145,469
                                                      ----------------
                                                               540,969
                                                      ----------------
COMPUTERS -- 9.1%
  Apple Computer, Inc. (a)                     3,800           471,437
  Cisco Systems, Inc. (a)                     19,000         1,317,234
  Compaq Computer Corp.                        9,300           272,025
  Dell Computer Corp. (a)                      4,000           200,500
  Gateway, Inc. (a)                            3,500           193,375
----------------------------------------------------------------------
NAME OF ISSUER                                             MARKET
AND TITLE OF ISSUE                          SHARES         VALUE
----------------------------------------------------------------------
COMPUTERS (CONTINUED)
  International Business Machines Corp.        2,900  $        323,713
  Sun Microsystems, Inc. (a)                   6,500           597,594
                                                      ----------------
                                                             3,375,878
                                                      ----------------
COMPUTER SOFTWARE -- 8.9%
  Adobe Systems, Inc.                          1,500           181,406
  America Online, Inc. (a)                     5,700           340,931
  Computer Associates
    International, Inc.                        5,500           306,969
  Compuware Corp. (a)                         11,700           146,981
  EMC Corp. (a)                                4,400           611,325
  Microsoft Corp. (a)                         15,500         1,081,125
  Oracle Corp. (a)                             7,800           623,513
                                                      ----------------
                                                             3,292,250
                                                      ----------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 8.2%
  Corning, Inc.                                2,300           454,250
  General Electric Co.                         9,200         1,446,700
  Minnesota Mining & Manufacturing Co.         4,300           371,950
  SPX Corp. (a)                                2,100           230,737
  Tyco International Ltd.                     12,000           551,250
                                                      ----------------
                                                             3,054,887
                                                      ----------------
ELECTRONIC COMPONENTS -- 2.0%
  LSI Logic Corp. (a)                          6,200           387,500
  Motorola, Inc.                               3,100           369,094
                                                      ----------------
                                                               756,594
                                                      ----------------
ENTERTAINMENT -- 0.3%
  Harrah's Entertainment, Inc. (a)             6,300           129,544
                                                      ----------------
FINANCIAL SERVICES -- 5.7%
  American Express Co.                           700           105,044
  Citigroup, Inc.                             15,500           921,281
  Federal National Mortgage Association        8,000           482,500
  Mellon Financial Corp.                       5,400           173,475
  Morgan Stanley Dean Witter & Co.             5,700           437,475
                                                      ----------------
                                                             2,119,775
                                                      ----------------
FOOD -- 0.8%
  Bestfoods                                    3,100           155,775
  Quaker Oats Co.                              2,000           130,375
                                                      ----------------
                                                               286,150
                                                      ----------------

The accompanying notes are an integral part of these financial statements.

---9

                                         CDC MPT+ FUNDS -- U.S. CORE EQUITY FUND
                             Schedule of Investments, April 30, 2000 (Unaudited)

----------------------------------------------------------------------
NAME OF ISSUER                                             MARKET
AND TITLE OF ISSUE                          SHARES         VALUE
----------------------------------------------------------------------
HOME BUILDING & PRODUCTS -- 0.5%
  Lowe's Cos., Inc.                            3,900  $        193,050
                                                      ----------------
HOUSEHOLD & PERSONAL CARE -- 0.7%
  Clorox Co.                                   3,500           128,625
  Procter & Gamble Co.                         2,500           149,063
                                                      ----------------
                                                               277,688
                                                      ----------------
INSURANCE -- 2.7%
  American General Corp.                       3,200           179,200
  American International Group, Inc.           7,500           822,656
                                                      ----------------
                                                             1,001,856
                                                      ----------------
MACHINERY & EQUIPMENT -- 0.7%
  Johnson Controls, Inc.                       4,100           259,581
                                                      ----------------
MANUFACTURING -- 0.2%
  Ball Corp.                                   2,900            91,350
                                                      ----------------
MEDICAL PRODUCTS & SUPPLIES -- 1.0%
  Johnson & Johnson                            4,600           379,500
                                                      ----------------
MULTIMEDIA -- 1.9%
  The New York Times Co. -- Class A            3,500           144,156
  Time Warner, Inc.                            6,200           557,613
                                                      ----------------
                                                               701,769
                                                      ----------------
OIL & GAS -- 5.7%
  Enron Corp.                                  4,600           320,563
  Exxon Mobil Corp.                           11,176           868,235
  Royal Dutch Petroleum Co., (ADR)             6,700           384,412
  Texaco, Inc.                                 6,200           306,900
  Tosco Corp.                                  7,100           227,644
                                                      ----------------
                                                             2,107,754
                                                      ----------------
PAPER & RELATED PRODUCTS -- 1.4%
  Georgia-Pacific Group                        9,800           360,150
  International Paper Co.                      4,200           154,350
                                                      ----------------
                                                               514,500
                                                      ----------------
PHARMACEUTICALS -- 8.5%
  Abbott Laboratories                         10,900           418,969
  American Home Products Corp.                 5,300           297,794
  Bristol-Myers Squibb Co.                     4,400           230,725
  Cardinal Health, Inc.                        7,700           423,981
  Merck & Co., Inc.                           10,700           743,650
  Pfizer, Inc.                                 6,800           286,450
  Warner-Lambert Co.                           6,500           739,781
                                                      ----------------
                                                             3,141,350
                                                      ----------------
----------------------------------------------------------------------
NAME OF ISSUER                                             MARKET
AND TITLE OF ISSUE                          SHARES         VALUE
----------------------------------------------------------------------
RESTAURANTS -- 0.5%
  Tricon Global Restaurants, Inc. (a)          5,100  $        174,038
                                                      ----------------
RETAIL -- 5.1%
  BJ's Wholesale Club, Inc. (a)                5,100           180,731
  Home Depot, Inc.                             5,850           327,966
  Tandy Corp.                                  4,000           228,000
  Target Corp.                                 4,600           306,188
  Wal-Mart Stores, Inc.                       15,300           847,237
                                                      ----------------
                                                             1,890,122
                                                      ----------------
SEMICONDUCTORS -- 6.0%
  Applied Materials, Inc. (a)                  2,600           264,712
  Conexant Systems, Inc. (a)                   3,200           191,600
  Intel Corp.                                  9,180         1,164,139
  National Semiconductor Corp. (a)             7,400           449,550
  Texas Instruments, Inc.                        900           146,588
                                                      ----------------
                                                             2,216,589
                                                      ----------------
TELECOMMUNICATIONS EQUIPMENT &
  SERVICES -- 10.5%
  ADC Telecommunications, Inc. (a)             4,920           298,890
  AT & T Corp.                                 4,400           205,425
  Bell Atlantic Corp.                          2,000           118,500
  Comcast Corp. -- Class A                    10,400           416,650
  Comverse Technology, Inc. (a)                2,000           178,375
  Global Crossing Ltd. (a)                     8,600           270,900
  GTE Corp.                                   10,100           684,275
  Lucent Technologies, Inc.                    5,459           339,482
  MCI WorldCom, Inc. (a)                       8,400           381,675
  Nortel Networks Corp.                        1,300           147,225
  SBC Communications, Inc.                     4,816           211,001
  Scientific-Atlanta, Inc.                     5,800           377,362
  Sprint Corp., (PCS Group) Series 1(a)        5,200           286,000
                                                      ----------------
                                                             3,915,760
                                                      ----------------
TOBACCO -- 0.3%
  Philip Morris Co.                            4,700           102,813
                                                      ----------------
TRANSPORTATION -- 0.4%
  United Parcel Service, Inc. --
    Class B                                    2,000           133,000
                                                      ----------------
----------------------------------------------------------------------
TOTAL COMMON STOCK --
  (COST $31,175,133)                                        35,391,447
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                                           10---

CDC MPT+ FUNDS -- U.S. CORE EQUITY FUND
Schedule of Investments, April 30, 2000 (Unaudited)

----------------------------------------------------------------------
NAME OF ISSUER                                             MARKET
AND TITLE OF ISSUE                        PRINCIPAL        VALUE
----------------------------------------------------------------------
GOVERNMENT AND AGENCY
  SECURITIES -- DISCOUNT NOTES -- 2.7%
----------------------------------------------------------------------
  Federal Home Loan Bank 5.90%+ due
    7/10/2000                             $1,000,000  $        988,722
----------------------------------------------------------------------
TOTAL GOVERNMENT AND AGENCY SECURITIES -- DISCOUNT
  NOTES -- (COST $988,722)                                     988,722
----------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 2.6%
----------------------------------------------------------------------
  Westdeutsche Landesbank Girozentrale
    6.031% due 5/01/2000                     980,000           980,000
----------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT -- (COST $980,000)
                                                               980,000
----------------------------------------------------------------------
TOTAL INVESTMENTS --
  (COST $33,143,855*) -- 100.6%                             37,360,169
----------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES -- (0.6)%
                                                              (216,353)
----------------------------------------------------------------------
NET ASSETS -- 100.0%                                  $     37,143,816
======================================================================

(a)  Non-income producing security
(ADR) American Depository Receipt
  *  Aggregate cost for Federal tax purposes.
  +  Rate represents annualized yield at date of purchase.

SCHEDULE OF OPEN FUTURES CONTRACTS AT APRIL 30, 2000

---------------------------------------------------------------------------------------------------
                                                                             TOTAL
NUMBER OF                                                                   CONTRACT    UNREALIZED
CONTRACTS       CONTRACT DESCRIPTION                                         VALUE     APPRECIATION
---------------------------------------------------------------------------------------------------
    5      S&P 500 Index Future
           June 2000                       Long                            $1,825,000    $74,790

The accompanying notes are an integral part of these financial statements.

---11

                                        CDC MPT+ FUNDS -- AGGRESSIVE EQUITY FUND
                             Schedule of Investments, April 30, 2000 (Unaudited)

------------------------------------------------------------------
NAME OF ISSUER                                         MARKET
AND TITLE OF ISSUE                        SHARES       VALUE
------------------------------------------------------------------
COMMON STOCK -- 90.5%
------------------------------------------------------------------
AEROSPACE -- 0.9%
  Boeing Co.                               3,200  $        127,000
  General Dynamics Corp.                     400            23,400
  Lockheed Martin Corp.                    1,700            42,288
  Raytheon Co. -- Class B                    800            17,750
  United Technologies Corp.                1,500            93,281
                                                  ----------------
                                                           303,719
                                                  ----------------
AIRLINES -- 0.2%
  Delta Air Lines, Inc.                      800            42,200
  Southwest Airlines Co.                   1,600            34,700
                                                  ----------------
                                                            76,900
                                                  ----------------
ALUMINUM -- 0.2%
  Alcoa, Inc.                              1,000            64,875
                                                  ----------------
AUTOMOBILES & TRUCKS -- 1.3%
  Delphi Automotive Systems Corp.          2,800            53,550
  Ford Motor Co.                           3,800           207,812
  General Motors Corp.                     2,100           196,613
                                                  ----------------
                                                           457,975
                                                  ----------------
BANKING -- 3.6%
  Bank of America Corp.                    4,900           240,100
  Bank of New York Co., Inc.               2,300            94,444
  Bank One Corp.                           3,300           100,650
  BB&T Corp.                               1,500            39,938
  Chase Manhattan Corp.                    2,500           180,156
  Fifth Third Bancorp                        800            50,500
  Firstar Corp.                            2,100            52,237
  FleetBoston Financial Corp.              2,929           103,796
  National City Corp.                      2,100            35,700
  Northern Trust Corp.                       600            38,475
  PNC Bank Corp.                             800            34,900
  SunTrust Banks, Inc.                       700            35,525
  U.S. Bancorp                             2,300            46,719
  Wachovia Corp.                             500            31,344
  Wells Fargo & Co.                        4,600           188,887
                                                  ----------------
                                                         1,273,371
                                                  ----------------
BEVERAGES -- 1.7%
  Coca-Cola Co.                            7,100           334,144
  Coca-Cola Enterprises, Inc.              1,600            34,100
  PepsiCo, Inc.                            4,200           154,087
  Seagram Co., Ltd.                        1,500            81,000
                                                  ----------------
                                                           603,331
                                                  ----------------
BREWERY -- 0.2%
  Anheuser-Busch Cos., Inc.                1,200            84,675
                                                  ----------------
BROADCASTING -- 0.5%
  Clear Channel Communications,
    Inc. (a)                                 800            57,600
  MediaOne Group, Inc. (a)                 1,700           128,563
                                                  ----------------
                                                           186,163
                                                  ----------------
------------------------------------------------------------------
NAME OF ISSUER                                         MARKET
AND TITLE OF ISSUE                        SHARES       VALUE
------------------------------------------------------------------
BUSINESS EQUIPMENT & SERVICES -- 1.7%
  Automatic Data Processing, Inc.          1,700  $         91,481
  Cendant Corp. (a)                        2,600            40,138
  Electronic Data Systems Corp.            1,500           103,125
  First Data Corp.                         1,000            48,687
  Interpublic Group Cos., Inc.               800            32,800
  Lexmark International Group, Inc. --
    Class A (a)                              400            47,200
  McGraw-Hill Cos., Inc.                     500            26,250
  Network Appliance, Inc. (a)                800            59,150
  Omnicom Group, Inc.                        600            54,637
  Pitney Bowes, Inc.                         600            24,525
  Unisys Corp. (a)                           900            20,869
  Xerox Corp.                              2,000            52,875
                                                  ----------------
                                                           601,737
                                                  ----------------
CHEMICALS -- 1.0%
  Air Products & Chemicals, Inc.           1,000            31,063
  Dow Chemical Co.                           800            90,400
  Du Pont (E.I.) de Nemours & Co.          3,300           156,544
  Praxair, Inc.                              700            31,106
  Rohm and Haas Co.                          900            32,062
                                                  ----------------
                                                           341,175
                                                  ----------------
COMPUTERS -- 8.9%
  3Com Corp. (a)                           1,000            39,438
  Apple Computer, Inc. (a)                   500            62,031
  Cisco Systems, Inc. (a)                 17,800         1,234,041
  Compaq Computer Corp.                    4,400           128,700
  Dell Computer Corp. (a)                  6,900           345,862
  Gateway, Inc. (a)                          900            49,725
  Hewlett-Packard Co.                      2,500           337,500
  International Business Machines Corp.    4,800           535,800
  Sun Microsystems, Inc. (a)               4,200           386,137
                                                  ----------------
                                                         3,119,234
                                                  ----------------
COMPUTER SOFTWARE -- 7.6%
  Adobe Systems, Inc.                        500            60,469
  America Online, Inc. (a)                 6,000           358,875
  BMC Software, Inc. (a)                     600            28,087
  Citrix Systems, Inc. (a)                   600            36,637
  Computer Associates
    International, Inc.                    1,200            66,975
  Computer Sciences Corp. (a)                500            40,781
  Compuware Corp. (a)                      1,500            18,844
  EMC Corp. (a)                            2,800           389,025
  Microsoft Corp. (a)                     13,500           941,625
  Novell, Inc. (a)                           700            13,738
  Oracle Corp. (a)                         7,600           607,525
  Yahoo!, Inc. (a)                           800           104,200
                                                  ----------------
                                                         2,666,781
                                                  ----------------

The accompanying notes are an integral part of these financial statements.

                                                                           12---

CDC MPT+ FUNDS -- AGGRESSIVE EQUITY FUND
Schedule of Investments, April 30, 2000 (Unaudited)

------------------------------------------------------------------
NAME OF ISSUER                                         MARKET
AND TITLE OF ISSUE                        SHARES       VALUE
------------------------------------------------------------------
CONSUMER GOODS -- 0.2%
  Avery Dennison Corp.                       500  $         32,813
  Eastman Kodak Co.                          700            39,156
                                                  ----------------
                                                            71,969
                                                  ----------------
CRUISE LINES -- 0.1%
  Carnival Corp.                           1,900            47,263
                                                  ----------------
DIVERSIFIED MANUFACTURING
  OPERATIONS -- 5.8%
  Corning, Inc.                              600           118,500
  General Electric Co.                     8,700         1,368,075
  Honeywell International, Inc.            2,162           121,072
  Illinois Tool Works, Inc.                  600            38,437
  Minnesota Mining & Manufacturing Co.     1,100            95,150
  PPG Industries, Inc.                       700            38,063
  Textron, Inc.                              500            30,969
  Tyco International Ltd.                  5,000           229,687
                                                  ----------------
                                                         2,039,953
                                                  ----------------
ELECTRONIC COMPONENTS -- 2.1%
  Emerson Electric Co.                     1,600            87,800
  KLA-Tencor Corp. (a)                       800            59,900
  LSI Logic Corp. (a)                      1,400            87,500
  Micron Technology, Inc. (a)                700            97,475
  Motorola, Inc.                           1,987           236,577
  Rockwell International Corp.               600            23,625
  Solectron Corp. (a)                      1,600            74,900
  Xilinx, Inc. (a)                         1,000            73,250
                                                  ----------------
                                                           741,027
                                                  ----------------
ENVIRONMENTAL SERVICES -- 0.1%
  Waste Management, Inc.                   2,100            33,338
                                                  ----------------
FINANCIAL SERVICES -- 6.0%
  American Express Co.                     1,200           180,075
  Associates First Capital Corp. --
    Class A                                2,300            51,031
  Capital One Financial Corp.                500            21,875
  Charles Schwab Corp.                     2,400           106,800
  Citigroup, Inc.                          9,400           558,712
  Federal Home Loan Mortgage Corp.         2,100            96,469
  Federal National Mortgage Association    2,900           174,906
  First Union Corp.                        2,900            92,437
  Franklin Resources, Inc.                   800            25,800
  Household International, Inc.            1,700            70,975
  J.P. Morgan & Co., Inc.                    500            64,188
  KeyCorp                                  1,600            29,600
  MBNA Corp.                               2,400            63,750
  Mellon Financial Corp.                   1,700            54,613
  Merrill Lynch & Co., Inc.                  900            91,744
  Morgan Stanley Dean Witter & Co.         3,400           260,950
------------------------------------------------------------------
NAME OF ISSUER                                         MARKET
AND TITLE OF ISSUE                        SHARES       VALUE
------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
  Providian Financial Corp.                  500  $         44,031
  Regions Financial Corp.                  1,000            20,438
  State Street Corp.                         400            38,750
  Washington Mutual, Inc.                  2,400            61,350
                                                  ----------------
                                                         2,108,494
                                                  ----------------
FOOD -- 1.1%
  Bestfoods                                  700            35,175
  Campbell Soup Co.                          900            23,400
  ConAgra, Inc.                            1,700            32,088
  General Mills, Inc.                        800            29,100
  H.J. Heinz Co.                           1,000            34,000
  Kellogg Co.                              1,500            36,656
  Quaker Oats Co.                            400            26,075
  Sara Lee Corp.                           2,900            43,500
  Unilever NV, (ADR)                       1,900            86,569
  Wm. Wrigley Jr. Co.                        400            28,950
                                                  ----------------
                                                           375,513
                                                  ----------------
HEALTH CARE MANAGEMENT -- 0.4%
  Columbia/HCA Healthcare Corp.            2,800            79,625
  McKesson HBOC, Inc.                        800            13,500
  United Healthcare Corp.                    500            33,344
                                                  ----------------
                                                           126,469
                                                  ----------------
HOME BUILDING & PRODUCTS -- 0.2%
  Lowe's Cos., Inc.                        1,000            49,500
  Weyerhaeuser Co.                           700            37,406
                                                  ----------------
                                                            86,906
                                                  ----------------
HOUSEHOLD APPLIANCES -- 0.0%
  Black & Decker Corp.                       400            16,825
                                                  ----------------
HOUSEHOLD & PERSONAL CARE -- 1.7%
  Clorox Co.                                 600            22,050
  Colgate-Palmolive Co.                    1,600            91,400
  Gillette Co.                             3,000           111,000
  Kimberly-Clark Corp.                     2,000           116,125
  Newell Rubbermaid, Inc.                  1,500            37,781
  Procter & Gamble Co.                     3,700           220,613
                                                  ----------------
                                                           598,969
                                                  ----------------
INSURANCE -- 2.5%
  Aetna, Inc.                                400            23,150
  AFLAC, Inc.                                600            29,287
  Allstate Corp.                           2,000            47,250
  American General Corp.                     600            33,600
  American International Group, Inc.       4,475           490,852
  Aon Corp.                                  500            13,531
  Chubb Corp.                                600            38,175
  CIGNA Corp.                                500            39,875
  Conseco, Inc.                            1,000             5,438
  Hartford Financial Services Group,
    Inc.                                     700            36,531

The accompanying notes are an integral part of these financial statements.

---13

                                        CDC MPT+ FUNDS -- AGGRESSIVE EQUITY FUND
                             Schedule of Investments, April 30, 2000 (Unaudited)

------------------------------------------------------------------
NAME OF ISSUER                                         MARKET
AND TITLE OF ISSUE                        SHARES       VALUE
------------------------------------------------------------------
INSURANCE (CONTINUED)
  Lincoln National Corp.                     600  $         20,888
  Loews Corp.                                600            33,075
  Marsh & McLennan Cos., Inc.                600            59,137
  Progressive Corp.                          300            19,631
                                                  ----------------
                                                           890,420
                                                  ----------------
MACHINERY & EQUIPMENT -- 0.4%
  Baker Hughes, Inc.                         900            28,631
  Briggs & Stratton Corp.                    400            15,350
  Caterpillar, Inc.                        1,000            39,437
  Ingersoll-Rand Co.                         600            28,163
  Johnson Controls, Inc.                     400            25,325
                                                  ----------------
                                                           136,906
                                                  ----------------
MEDICAL PRODUCTS & SUPPLIES -- 1.7%
  Baxter International, Inc.                 800            52,100
  Boston Scientific Corp. (a)              1,000            26,500
  Edwards Lifesciences Corp. (a)             160             2,400
  Guidant Corp.                              700            40,163
  Johnson & Johnson                        3,700           305,250
  Medtronic, Inc.                          3,400           176,587
                                                  ----------------
                                                           603,000
                                                  ----------------
MULTIMEDIA -- 2.5%
  CBS Corp. (a)                            2,300           135,125
  Gannett Co., Inc.                          700            44,713
  Time Warner, Inc.                        3,400           305,787
  Tribune Co.                                600            23,325
  Viacom, Inc. -- Class B (a)              2,100           114,188
  Walt Disney Co.                          5,700           246,881
                                                  ----------------
                                                           870,019
                                                  ----------------
OIL & GAS -- 5.4%
  Burlington Resources, Inc.                 900            35,381
  Chevron Corp.                            1,900           161,737
  Conoco, Inc. -- Class B                  2,100            52,237
  Enron Corp.                              2,400           167,250
  Exxon Mobil Corp.                        9,236           717,522
  Halliburton Co.                          1,000            44,188
  Phillips Petroleum Co.                   1,000            47,438
  Royal Dutch Petroleum Co., (ADR)         6,100           349,987
  Schlumberger Ltd.                        1,600           122,500
  Texaco, Inc.                             1,700            84,150
  Transocean Sedco Forex, Inc.               309            14,523
  Unocal Corp.                             1,000            32,313
  USX-Marathon Group                       1,000            23,313
  Williams Cos., Inc.                        900            33,581
                                                  ----------------
                                                         1,886,120
                                                  ----------------
PAPER & RELATED PRODUCTS -- 0.3%
  Georgia-Pacific Group                      600            22,050
  International Paper Co.                  1,900            69,825
                                                  ----------------
                                                            91,875
                                                  ----------------
------------------------------------------------------------------
NAME OF ISSUER                                         MARKET
AND TITLE OF ISSUE                        SHARES       VALUE
------------------------------------------------------------------
PHARMACEUTICALS -- 7.6%
  Abbott Laboratories                      4,200  $        161,438
  American Home Products Corp.             3,700           207,894
  Amgen, Inc. (a)                          3,000           168,000
  Bristol-Myers Squibb Co.                 5,600           293,650
  Cardinal Health, Inc.                      900            49,556
  Lilly (Eli) & Co.                        3,000           231,938
  Merck & Co., Inc.                        6,600           458,700
  Pfizer, Inc.                            10,700           450,737
  Pharmacia Corp. (a)                      3,685           184,020
  Schering-Plough Corp.                    4,100           165,281
  Warner-Lambert Co.                       2,600           295,912
                                                  ----------------
                                                         2,667,126
                                                  ----------------
RESTAURANTS -- 0.5%
  McDonald's Corp.                         4,000           152,500
  Tricon Global Restaurants, Inc. (a)        400            13,650
                                                  ----------------
                                                           166,150
                                                  ----------------
RETAIL -- 5.5%
  Albertson's, Inc.                        1,500            48,844
  Avon Products, Inc.                        600            24,900
  Best Buy Co., Inc. (a)                     500            40,375
  Circuit City Stores-Circuit City Group     800            47,050
  Costco Wholesale Corp. (a)               1,400            75,687
  CVS Corp.                                  800            34,800
  Federated Department
    Stores, Inc. (a)                         700            23,800
  Gap, Inc.                                2,400            88,200
  Home Depot, Inc.                         6,150           344,784
  J.C. Penney Co., Inc.                      900            12,431
  Kroger Co. (a)                           2,800            51,975
  Limited, Inc.                              600            27,113
  Mattel, Inc.                             1,900            23,275
  May Department Stores Co.                  900            24,750
  NIKE, Inc. -- Class B                      700            30,406
  Office Depot, Inc. (a)                   1,000            10,563
  Safeway, Inc. (a)                        1,600            70,600
  Sears, Roebuck & Co.                     1,000            36,625
  Staples, Inc. (a)                        1,000            19,063
  Tandy Corp.                                400            22,800
  Target Corp.                             1,200            79,875
  TJX Cos., Inc.                             900            17,269
  Too, Inc. (a)                               85             2,545
  Wal-Mart Stores, Inc.                   12,300           681,112
  Walgreen Co.                             2,900            81,562
                                                  ----------------
                                                         1,920,404
                                                  ----------------
SEMICONDUCTORS -- 4.9%
  Applied Materials, Inc. (a)              1,800           183,263
  Intel Corp.                              9,000         1,141,312

The accompanying notes are an integral part of these financial statements.

                                                                           14---

CDC MPT+ FUNDS -- AGGRESSIVE EQUITY FUND
Schedule of Investments, April 30, 2000 (Unaudited)

------------------------------------------------------------------
NAME OF ISSUER                                         MARKET
AND TITLE OF ISSUE                        SHARES       VALUE
------------------------------------------------------------------
SEMICONDUCTORS (CONTINUED)
  National Semiconductor Corp. (a)         1,100  $         66,825
  Texas Instruments, Inc.                  2,100           342,037
                                                  ----------------
                                                         1,733,437
                                                  ----------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 11.6%
  ADC Telecommunications, Inc. (a)           800            48,600
  ALLTEL Corp.                             1,000            66,625
  Analog Devices, Inc. (a)                 1,000            76,813
  AT & T Corp.                             9,100           424,856
  Bell Atlantic Corp.                      4,200           248,850
  BellSouth Corp.                          5,200           253,175
  Comcast Corp. -- Class A                 2,100            84,131
  Comverse Technology, Inc. (a)              600            53,513
  Global Crossing Ltd. (a)                 2,920            91,980
  GTE Corp.                                2,800           189,700
  Lucent Technologies, Inc.                8,600           534,812
  MCI WorldCom, Inc. (a)                   7,950           361,228
  Nextel Communications, Inc. --
    Class A (a)                            1,000           109,437
  Nortel Networks Corp.                    4,000           453,000
  QUALCOMM, Inc. (a)                       2,000           216,875
  SBC Communications, Inc.                 9,426           412,977
  Sprint Corp., (FON Group)                2,500           153,750
  Sprint Corp., (PCS Group)
    Series 1 (a)                           2,000           110,000
  Tellabs, Inc. (a)                        1,400            76,738
  US WEST, Inc.                            1,500           106,781
                                                  ----------------
                                                         4,073,841
                                                  ----------------
TOBACCO -- 0.4%
  Philip Morris Co.                        6,600           144,375
                                                  ----------------
TRANSPORTATION -- 0.3%
  Burlington Northern Santa Fe Corp.       1,000            24,125
  FedEx Corp. (a)                            700            26,381

  Norfolk Southern Corp.                       1,000            17,625
  Union Pacific Corp.                            500            21,063
                                                      ----------------
                                                                89,194
                                                      ----------------
UTILITIES - ELECTRIC -- 1.4%
  AES Corp. (a)                                  800            71,950
  Ameren Corp.                                   700            25,681
UTILITIES - ELECTRIC (CONTINUED)
  Consolidated Edison, Inc.                      800            28,150
  Duke Energy Corp.                            1,600            92,000
  Edison International                         2,300  $         43,844
  FPL Group, Inc.                                800            36,150
  PECO Energy Co.                                800            33,350
  Southern Co.                                 2,900            72,318
  Texas Utilities Co.                          1,700            57,269
  Unicom Corp.                                   700            27,825
                                                      ----------------
                                                               488,537
                                                      ----------------
----------------------------------------------------------------------
TOTAL COMMON STOCK --
  (COST $29,787,432)                                        31,788,066
----------------------------------------------------------------------

----------------------------------------------------------------------
                                          PRINCIPAL
----------------------------------------------------------------------
GOVERNMENT AND AGENCY
  SECURITIES -- DISCOUNT NOTES -- 4.5%
----------------------------------------------------------------------
  Federal Home Loan Bank 5.90%+ due
    6/14/2000                             $  800,000           794,329
  Federal Home Loan Bank 5.89%+ due
    8/31/2000                                800,000           783,923
                                                      ----------------
                                                             1,578,252
                                                      ----------------
----------------------------------------------------------------------
TOTAL GOVERNMENT AND AGENCY SECURITIES -- DISCOUNT
  NOTES -- (COST $1,578,252)                                 1,578,252
----------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 3.0%
----------------------------------------------------------------------
  Westdeutsche Landesbank Girozentrale
    6.031% due 5/1/2000                    1,070,000         1,070,000
----------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT -- (COST $1,070,000)
                                                             1,070,000
----------------------------------------------------------------------
TOTAL INVESTMENTS -- (COST $32,435,684*) -- 98.0%
                                                            34,436,318
OTHER ASSETS LESS LIABILITIES -- 2.0%                          685,605
----------------------------------------------------------------------
NET ASSETS -- 100.0%                                  $     35,121,923
======================================================================

(a)  Non-income producing security
ADR  American Depository Receipt
  *  Aggregate cost for Federal tax purposes.
  +  Rate represents annualized yield at date of purchase.

The accompanying notes are an integral part of these financial statements.

---15

                                        CDC MPT+ FUNDS -- AGGRESSIVE EQUITY FUND
                             Schedule of Investments, April 30, 2000 (Unaudited)

SCHEDULE OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS AT APRIL 30, 2000

-----------------------------------------------------------------------------------------------------------------
                                                                                                     UNREALIZED
                                                                        IN EXCHANGE      VALUE     APPRECIATION/
CONTRACT DESCRIPTION             DELIVERY DATE        FOREIGN CURRENCY   FOR U.S. $    IN U.S. $   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------

Australian Dollar (sell)   May 4, 2000                       3,907,000  $ 2,374,167   $2,281,786     $  92,380
Canadian Dollar (buy)      May 4, 2000                       2,130,000    1,448,191    1,438,527        (9,664)
Canadian Dollar (sell)     May 4, 2000                       4,836,000    3,338,926    3,266,065        72,861
Swiss Franc (buy)          May 4, 2000                      12,097,000    7,310,491    7,018,771      (291,720)
Swiss Franc (sell)         May 4, 2000                       2,960,000    1,808,086    1,717,415        90,672
Euro (buy)                 May 4, 2000                       5,817,000    5,402,619    5,290,548      (112,071)
Euro (sell)                May 4, 2000                       9,766,000    9,330,632    8,882,155       448,477
Pound Sterling (buy)       May 4, 2000                       4,142,000    6,618,088    6,449,132      (168,956)
Pound Sterling (sell)      May 4, 2000                       2,750,000    4,320,030    4,281,775        38,255
Japanese Yen (buy)         May 8, 2000                     161,000,000    1,551,030    1,493,181       (57,849)
Japanese Yen (sell)        May 8, 2000                     734,000,000    6,947,760    6,807,421       140,338
New Zealand Dollar (buy)   May 4, 2000                         790,000      395,545      383,622       (11,923)
                                                                        -----------                  ---------
                                                                        $50,845,565                  $ 230,800
                                                                        ===========                  =========

SCHEDULE OF OPEN FUTURES CONTRACTS AT APRIL 30, 2000

------------------------------------------------------------------------------------------------
                                                    FOREIGN           TOTAL         UNREALIZED
NUMBER OF                                           NOTIONAL         CONTRACT     APPRECIATION/
CONTRACTS    CONTRACT DESCRIPTION                    AMOUNT           VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------
      7    Australian Share Price
           Index Future June 2000     Long             571,550     $    321,063     $ (13,523)
     30    Australian 10 Year Bond
           Future June 2000           Long           4,249,196        2,474,433       (13,047)
     10    S&P/Toronto 60 Index
           Future June 2000           Long           1,089,300          757,699        22,083
      4    Canadian 10 Year Bond
           Future June 2000           Long             399,400          266,099        (3,620)
      6    Swiss Federal Bond Future
           June 2000                  Short           (704,160)        (401,371)        7,597
     14    CAC 40 Euro Index Future
           May 2000                   Short           (871,430)        (819,421)      (26,682)
     15    Euro-Bond Future
           June 2000                  Long           1,596,450        1,433,187       (19,104)
      7    DAX Index Future
           June 2000                  Long           1,328,600        1,187,773       (20,855)
      5    Spanish 10 Year Bond
           Future June 2000           Long             438,250          403,679         5,003
      3    Milan 30 Index Future
           June 2000                  Long             737,925          623,436       (47,855)
      6    IBEX 35 Index Future
           May 2000                   Long             680,730          630,286        11,026
     10    Long Gilt Future
           June 2000                  Short         (1,126,100)      (1,765,989)      (16,928)
      9    FTSE 100 Index Future
           June 2000                  Short           (590,130)        (892,476)       24,113
      7    Tokyo Price Index Future
           June 2000                  Long         120,120,000        1,072,716       (37,861)
     16    Japanese 10 Year Bond
           Future June 2000           Short      2,091,900,000      (19,585,799)     (248,408)
      2    S&P 500 Index Future
           June 2000                  Long                 N/A          730,000       (35,925)
     51    US 10 Year Note Future
           June 2000                  Short                N/A       (4,944,610)       54,187
                                                                   ------------     ---------
                                                                   $(18,509,295)    $(359,799)
                                                                   ============     =========

The accompanying notes are an integral part of these financial statements.

                                                                           16---

CDC MPT+ FUNDS -- GLOBAL INDEPENDENCE FUND
Schedule of Investments, April 30, 2000 (Unaudited)

----------------------------------------------------------------------
NAME OF ISSUER                                             MARKET
AND TITLE OF ISSUE                        PRINCIPAL        VALUE
----------------------------------------------------------------------
GOVERNMENT AND AGENCY
  SECURITIES -- DISCOUNT NOTES -- 83.3%
----------------------------------------------------------------------
  Federal Home Loan Bank 5.77%+ due
    05/04/2000                            $5,000,000  $      4,997,635
  Federal Home Loan Bank 5.90%+ due
    06/14/2000                             3,360,000         3,336,181
  Federal Home Loan Bank 5.90%+ due
    07/10/2000                             1,000,000           988,722
  Federal Home Loan Bank 6.03%+ due
    07/21/2000                             3,500,000         3,453,144
  Federal Home Loan Bank 6.05%+ due
    08/03/2000                             4,000,000         3,937,647
  Federal Home Loan Bank 6.06%+ due
    08/11/2000                             1,000,000           983,057
  Federal Home Loan Bank 6.01%+ due
    08/31/2000                               800,000           783,923
  Federal Home Loan Bank 6.09%+ due
    09/11/2000                             9,000,000         8,800,167
                                                      ----------------
                                                            27,280,476
                                                      ----------------
----------------------------------------------------------------------
TOTAL GOVERNMENT AND AGENCY SECURITIES -- DISCOUNT
  NOTES -- (COST $27,280,476)                               27,280,476
----------------------------------------------------------------------
----------------------------------------------------------------------
NAME OF ISSUER                                             MARKET
AND TITLE OF ISSUE                        PRINCIPAL        VALUE
----------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 10.0%
----------------------------------------------------------------------
  Westdeutsche Landesbank Girozentrale
    6.031% due 05/01/2000                 $3,280,000  $      3,280,000
----------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT -- (COST $3,280,000)
                                                             3,280,000
----------------------------------------------------------------------
TOTAL INVESTMENTS -- (COST $30,560,476*) -- 93.3%
                                                            30,560,476
----------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES -- 6.7%                        2,185,222
----------------------------------------------------------------------
NET ASSETS -- 100.0%                                  $     32,745,698
======================================================================

  *  Aggregate cost for Federal tax purposes.
  +  Rate represents annualized yield at date of purchase.

The accompanying notes are an integral part of these financial statements.

---17

                                      CDC MPT+ FUNDS -- GLOBAL INDEPENDENCE FUND
                             Schedule of Investments, April 30, 2000 (Unaudited)

SCHEDULE OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS AT APRIL 30, 2000

------------------------------------------------------------------------------------------------------------------
                                                                                                      UNREALIZED
                                                                         IN EXCHANGE      VALUE     APPRECIATION/
CONTRACT DESCRIPTION             DELIVERY DATE        FOREIGN CURRENCY   FOR U.S. $     IN U.S. $   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Australian Dollar (sell)   May 4, 2000                      13,883,000  $  8,430,476   $8,108,021     $  322,455
Canadian Dollar (buy)      May 4, 2000                       7,160,000     4,868,099    4,835,613        (32,486)
Canadian Dollar (sell)     May 4, 2000                      16,452,000    11,358,976   11,111,104        247,872
Swiss Franc (buy)          May 4, 2000                      27,918,000    16,870,274   16,198,236       (672,038)
Swiss Franc (sell)         May 4, 2000                       5,306,000     3,242,926    3,078,582        164,344
Euro (buy)                 May 4, 2000                      17,263,000    16,190,967   15,700,659       (490,308)
Euro (sell)                May 4, 2000                      35,345,000    33,802,136   32,146,196      1,655,940
Pound Sterling (buy)       May 4, 2000                       7,447,000    11,883,915   11,595,047       (288,868)
Pound Sterling (sell)      May 4, 2000                       6,560,000    10,339,773   10,213,980        125,793
Japanese Yen (buy)         May 8, 2000                     465,000,000     4,479,682    4,312,603       (167,079)
Japanese Yen (sell)        May 8, 2000                     982,000,000     9,300,704    9,107,476        193,228
New Zealand Dollar (buy)   May 4, 2000                          98,000        49,068       47,589         (1,478)
                                                                        ------------                  ----------
                                                                        $130,816,996                  $1,057,375
                                                                        ============                  ==========

SCHEDULE OF OPEN FUTURES CONTRACTS AT APRIL 30, 2000

------------------------------------------------------------------------------------------------
                                                    FOREIGN           TOTAL         UNREALIZED
NUMBER OF                                           NOTIONAL         CONTRACT     APPRECIATION/
CONTRACTS    CONTRACT DESCRIPTION                    AMOUNT           VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------
     41    Australian Share Price
           Index Future June 2000     Long            3,347,650    $  1,880,510     $ (79,205)
     13    S&P/Toronto 60 Index
           Future June 2000           Long            1,416,090         985,008        28,707
      1    Canadian 10 Year Bond
           Future June 2000           Long              100,110          66,525        (1,081)
      3    Swiss Fed Bond Future
           June 2000                  Short            (352,080)       (200,685)        3,798
     19    CAC 40 Euro Index Future
           May 2000                   Short          (1,182,655)     (1,112,072)      (36,211)
     42    Euro-Bond Future
           June 2000                  Long            4,460,620       4,012,923       (44,903)
      6    DAX Index Future
           June 2000                  Long            1,129,625       1,018,091        (9,529)
     20    Spanish 10 Year Bond
           Future June 2000           Long            1,766,440       1,614,718         7,787
      2    Milan 30 Index Future
           June 2000                  Short            (447,250)       (415,624)       (8,760)
      7    IBEX 35 Index Future
           May 2000                   Long              794,260         735,333        12,795
     25    Long Gilt Future
           June 2000                  Short          (2,801,910)     (4,414,971)      (63,042)
      7    FTSE 100 Index Future
           June 2000                  Long              458,990         694,148       (18,755)
     10    The Tokyo Price Index
           Future June 2000           Long          172,000,000       1,532,452       (57,785)
     24    Japanese 10 Year Bond
           Future June 2000           Short      (3,138,770,000)    (29,378,698)     (356,059)
      8    S&P 500 Index Future
           June 2000                  Short                 N/A      (2,920,000)     (157,250)
     56    US 10 Year Note Future
           June 2000                  Short                 N/A      (5,429,375)       50,609
                                                                   ------------     ---------
                                                                   $(31,331,717)    $(728,884)
                                                                   ============     =========

The accompanying notes are an integral part of these financial statements.

                                                                           18---

CDC MPT+ FUNDS
Statements of Assets and Liabilities
April 30, 2000 (Unaudited)

---------------------------------------------------------------------------
                                                                  GLOBAL
                                      U.S. CORE   AGGRESSIVE   INDEPENDENCE
                                     EQUITY FUND  EQUITY FUND      FUND
---------------------------------------------------------------------------
ASSETS:
Investments in securities, at
  market value                       $37,360,169  $34,436,318  $30,560,476
Cash                                      96,157      861,092    1,297,328
Receivable for investments sold           15,042            0            0
Receivable for forward currency
  contracts                                    0      230,800    1,057,375
Futures variation margin                       0       44,049       96,488
Receivable for fund shares sold                0            0        1,800
Dividends and interest receivable         19,551       27,612        1,649
Prepaid insurance fees                     3,863        3,863        3,863
Reimbursement due from Adviser           224,326      259,642      258,073
---------------------------------------------------------------------------
    Total Assets                      37,719,108   35,863,376   33,277,052
---------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased         14,750            0            0
Payable for futures variation              9,125            0            0
Advisory fee payable                     483,526      666,466      458,209
Trustees fees payable                      5,474        5,474        5,475
Administration fee payable                 7,708        7,708        7,708
Transfer agent fee payable                 6,938        3,616        4,063
Custodian fees payable                    19,745       30,109       26,357
Other accrued expenses                    28,026       28,080       29,542
---------------------------------------------------------------------------
    Total Liabilities                    575,292      741,453      531,354
---------------------------------------------------------------------------
Net Assets                           $37,143,816  $35,121,923  $32,745,698
===========================================================================
NET ASSETS CONSIST OF:
Paid in capital                      $33,203,974  $32,674,125  $30,569,071
Undistributed net investment
  income/(loss)                         (176,169)    (245,785)     357,191
Accumulated net realized
  gain/(loss) on investments,
  futures contracts and currency
  transactions                          (175,070)     813,370    1,459,751
Net unrealized appreciation on
  investments and other net assets     4,291,081    1,880,213      359,685
---------------------------------------------------------------------------
    Net Assets                       $37,143,816  $35,121,923  $32,745,698
===========================================================================
INSTITUTIONAL SHARES:
Shares of beneficial interest
  outstanding, no par value
  (Unlimited Authorized)               3,331,469    3,265,360    3,036,780
===========================================================================
Net asset value, offering and
  redemption price per share*        $     11.15  $     10.76  $     10.78
===========================================================================
Investments, at cost                 $33,143,855  $32,435,684  $30,560,476
===========================================================================

  *  Shares held less than 90 days are subject to a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

---19

                                                                  CDC MPT+ FUNDS
                                                        Statements of Operations
                             For the six months ended April 30, 2000 (Unaudited)

---------------------------------------------------------------------------
                                                                  GLOBAL
                                      U.S. CORE   AGGRESSIVE   INDEPENDENCE
                                     EQUITY FUND  EQUITY FUND      FUND
---------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes
    withheld of $300, $239
    and $0 respectively)             $   153,992  $   176,584  $         0
  Interest                                54,228       95,112      890,133
                                     -----------  -----------  -----------
    Total investment income              208,220      271,696      890,133
                                     -----------  -----------  -----------
EXPENSES:
  Investment advisory fees               322,279      457,583      306,726
  Administrative fees                     46,250       46,250       46,250
  Audit fees                              16,150       16,150       16,150
  Custodian fees                          62,449       82,700       80,467
  Legal fees                               5,000        5,000        5,000
  Transfer agent fees                     16,472       11,996       13,179
  Registration fees                        2,072        1,179        2,627
  Trustees fees                           17,651       17,651       17,651
  Printing fees                            4,702        4,702        4,702
  Miscellaneous fees                       8,277        8,276        8,275
                                     -----------  -----------  -----------
    Total expenses                       501,302      651,487      501,027
    Less expenses reimbursed by the
      investment adviser                (116,913)    (134,006)    (138,645)
                                     -----------  -----------  -----------
    Net expenses                         384,389      517,481      362,382
---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)            (176,169)    (245,785)     527,751
---------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN/(LOSS)ON INVESTMENTS:
  Net realized gain/(loss) on
    investments and futures
    contracts                            (54,394)     867,085    1,547,962
  Net change in unrealized
    appreciation on investments,
    and futures contracts              4,056,372    1,912,250      200,560
                                     -----------  -----------  -----------
  Net realized and unrealized gain
    on investments                     4,001,978    2,779,335    1,748,522
---------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS          $ 3,825,809  $ 2,533,550  $ 2,276,273
===========================================================================

The accompanying notes are an integral part of these financial statements.

                                                                           20---

CDC MPT+ FUNDS
Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------
                                                           U.S. CORE EQUITY
                                          ---------------------------------------------------
                                                SIX MONTHS ENDED             PERIOD ENDED
                                           APRIL 30, 2000 (UNAUDITED)     OCTOBER 31, 1999*
---------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment loss                           $       (176,169)          $        (87,247)
  Net realized loss on investments and
    futures contracts                                    (54,394)                  (117,618)
  Net change in unrealized appreciation
    on investments and futures contracts               4,056,372                    234,709
                                                ----------------           ----------------
    Net increase in net assets from
      operations                                       3,825,809                     29,844
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments                        (3,058)                         0
---------------------------------------------------------------------------------------------
FROM FUND SHARES TRANSACTIONS:
  Proceeds of shares sold                              4,002,701                 29,256,912
  Shares issued to shareholders in
    reinvestment of distributions                          3,012                          0
  Cost of redemptions                                     (4,738)                         0
                                                ----------------           ----------------
    Net increase in net assets from Fund
      share transactions                               4,000,975                 29,256,912
---------------------------------------------------------------------------------------------
Net increase in net assets                             7,823,726                 29,286,756
---------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                 29,320,090                     33,334
                                                ----------------           ----------------
  End of period (a)                             $     37,143,816           $     29,320,090
=============================================================================================
(a) Including undistributed net
  investment loss                               $       (176,169)          $              0

  *  From July 1, 1999, commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

---21

                                                                  CDC MPT+ FUNDS
                                 Statements of Changes in Net Assets (CONTINUED)

---------------------------------------------------------------------------------------------
                                                        AGGRESSIVE EQUITY FUND
                                          ---------------------------------------------------
                                                SIX MONTHS ENDED             PERIOD ENDED
                                           APRIL 30, 2000 (UNAUDITED)     OCTOBER 31, 1999*
---------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment loss                           $       (245,785)          $       (107,250)
  Net realized gain on investments and
    futures contracts                                    867,085                    381,240
  Net change in unrealized
    appreciation/(depreciation) on
    investments and futures contracts                  1,912,250                    (32,037)
                                                ----------------           ----------------
    Net increase in net assets from
      operations                                       2,533,550                    241,953
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments                      (327,705)                         0
---------------------------------------------------------------------------------------------
FROM FUND SHARES TRANSACTIONS:
  Proceeds of shares sold                              7,001,578                 25,410,650
  Shares issued to shareholders in
    reinvestment of distributions                        230,649                          0
  Cost of redemptions                                     (2,085)                         0
                                                ----------------           ----------------
    Net increase in net assets from Fund
      share transactions                               7,230,142                 25,410,650
---------------------------------------------------------------------------------------------
Net increase in net assets                             9,435,987                 25,646,603
---------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                 25,685,936                     33,333
                                                ----------------           ----------------
  End of period (a)                             $     35,121,923           $     25,685,936
=============================================================================================
(a) Including undistributed net
  investment loss                               $       (245,785)          $              0

  *  From July 1, 1999, commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

                                                                           22---

CDC MPT+ FUNDS
Statements of Changes in Net Assets (CONTINUED)

---------------------------------------------------------------------------------------------
                                                       GLOBAL INDEPENDENCE FUND
                                          ---------------------------------------------------
                                                SIX MONTHS ENDED             PERIOD ENDED
                                           APRIL 30, 2000 (UNAUDITED)     OCTOBER 31, 1999*
---------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                         $        527,751           $        267,249
  Net realized gain on investments and
    futures contracts                                  1,547,962                    681,877
  Net change in unrealized appreciation
    on investments and futures contracts                 200,560                    159,125
                                                ----------------           ----------------
    Net increase in net assets from
      operations                                       2,276,273                  1,108,251
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                 (437,809)                         0
  Net realized gain on investments                      (770,088)                         0
---------------------------------------------------------------------------------------------
FROM FUND SHARES TRANSACTIONS:
  Proceeds of shares sold                              4,016,307                 25,651,050
  Shares issued to shareholders in
    reinvestment of distributions                        873,447                          0
  Cost of redemptions                                     (5,066)                         0
                                                ----------------           ----------------
    Net increase in net assets from Fund
      share transactions                               4,884,688                 25,651,050
---------------------------------------------------------------------------------------------
Net increase in net assets                             5,953,064                 26,759,301
---------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                 26,792,634                     33,333
                                                ----------------           ----------------
  End of period (a)                             $     32,745,698           $     26,792,634
=============================================================================================
(a) Including undistributed net
  investment income                             $        357,191           $        267,249

  *  From July 1, 1999, commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

---23

                                                                  CDC MPT+ FUNDS
                                                            Financial Highlights

--------------------------------------------------------------------------------
                                                   U.S. CORE EQUITY --
                                                   INSTITUTIONAL SHARES
                                          --------------------------------------
                                              SIX MONTHS
                                                ENDED               PERIOD
                                               4/30/00              ENDED
                                             (UNAUDITED)         10/31/99(A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.01              $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss                               (0.05)              (0.03)
    Net realized and unrealized gain on
      investments, futures contracts,
      and foreign currency transactions                1.19                0.04
                                          -----------------   -----------------
        Total from investment operations               1.14                0.01
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $11.15              $10.01
================================================================================

TOTAL RETURN (b)                                     11.40%               0.10%
================================================================================

RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's)  $          37,144   $          29,320
    Ratio of operating expenses to
      average net assets (c)                          2.17%               2.07%
    Ratio of net investment loss to
      average net assets (c)                        (0.99)%             (0.93)%
    Ratio of operating expenses to
      average net assets without
      expenses reimbursed by investment
      adviser (c)                                     2.83%               3.22%
    Portfolio turnover                                  39%                 42%
================================================================================

(a)  The CDC MPT+ Funds commenced investment operations on July 1, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.

The accompanying notes are an integral part of these financial statements.

                                                                           24---

CDC MPT+ FUNDS
Financial Highlights (CONTINUED)

--------------------------------------------------------------------------------
                                                   AGGRESSIVE EQUITY --
                                                   INSTITUTIONAL SHARES
                                          --------------------------------------
                                              SIX MONTHS
                                                ENDED               PERIOD
                                               4/30/00              ENDED
                                             (UNAUDITED)         10/31/99(A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.10              $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss                               (0.08)              (0.04)
    Net realized and unrealized gain on
      investments, futures contracts,
      and foreign currency transactions                0.84                0.14
                                          -----------------   -----------------
        Total from investment operations               0.76                0.10
                                          -----------------   -----------------
LESS DISTRIBUTIONS:
    Distributions from net realized
      gains                                           (0.10)                  0
                                          -----------------   -----------------
        Total distributions                           (0.10)                  0
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $10.76              $10.10
================================================================================

TOTAL RETURN (b)                                      7.47%               1.00%
================================================================================

RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's)  $          35,122   $          25,686
    Ratio of operating expenses to
      average net assets (c)                          3.02%               2.89%
    Ratio of net investment loss to
      average net assets (c)                        (1.44)%             (1.31)%
    Ratio of operating expenses to
      average net assets without
      expenses reimbursed by investment
      adviser (c)                                     3.80%               4.43%
    Portfolio turnover                                   2%               0.35%
================================================================================

(a)  The CDC MPT+ Funds commenced investment operations on July 1, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.

The accompanying notes are an integral part of these financial statements.

---25

                                                                  CDC MPT+ FUNDS
                                                Financial Highlights (CONTINUED)

--------------------------------------------------------------------------------
                                                  GLOBAL INDEPENDENCE --
                                                   INSTITUTIONAL SHARES
                                          --------------------------------------
                                              SIX MONTHS
                                                ENDED               PERIOD
                                               4/30/00              ENDED
                                             (UNAUDITED)         10/31/99(A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.43              $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                              0.16                0.10
    Net realized and unrealized gain on
      investments, futures contracts,
      and foreign currency transactions                0.60                0.33
                                          -----------------   -----------------
        Total from investment operations               0.76                0.43
                                          -----------------   -----------------
LESS DISTRIBUTIONS:
    Distributions from net investment
      income                                          (0.15)                  0
    Distributions from net realized
      gains                                           (0.26)                  0
                                          -----------------   -----------------
        Total distributions                           (0.41)                  0
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $10.78              $10.43
================================================================================

TOTAL RETURN (b)                                      7.43%               4.30%
================================================================================

RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's)            $32,746             $26,793
    Ratio of operating expenses to
      average net assets (c)                          2.28%               2.11%
    Ratio of net investment income to
      average net assets (c)                          3.32%               3.10%
    Ratio of operating expenses to
      average net assets without
      expenses reimbursed by investment
      adviser (c)                                     3.15%               3.49%
    Portfolio turnover                                0.00%               0.00%
================================================================================

(a)  The CDC MPT+ Funds commenced investment operations on July 1, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.

The accompanying notes are an integral part of these financial statements.

                                                                           26---

CDC MPT+ FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (Unaudited)

NOTE A-ORGANIZATION

    CDC MPT+ Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust consists of three funds, each having distinct investment objectives and policies: U.S. Core Equity Fund (diversified portfolio), Aggressive Equity Fund (non-diversified portfolio), and Global Independence Fund (non-diversified portfolio), (individually, the "Fund", and collectively, the "Funds"). The Trust currently offers Institutional shares of each Fund and may offer Investor shares in the future.

    The Trust was organized as a Delaware business trust on October 13, 1998. Prior to April 20, 1999, the Trust had no activity other than its organization. On April 20, 1999, the U.S. Core Equity Fund issued 3,334 Institutional shares, Aggressive Equity Fund and Global Independence Fund issued 3,333 Institutional shares at net asset value (the "Initial Shares") to CDC Investment Management Corporation (the "Adviser"). Investment operations for each Fund commenced
July 1, 1999.

NOTE B-SIGNIFICANT ACCOUNTING POLICIES

    THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE TRUST IN THE PREPARATION OF ITS FINANCIAL STATEMENTS.

SECURITY VALUATION- Securities listed on a U.S. securities exchange (including securities traded through NASDAQ National Market System) or foreign securities exchange or traded in an over-the-counter market will be valued at the most recent sales price at the time the valuation is made, or in the absence of sales, at the mean between the bid and asked quotations. Options are generally valued at the last sale price or, in the absence of a last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. Short-term obligations and other debt obligations, with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, options and futures contracts for which market quotations are not available and certain other assets of a Fund will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the Trustees. Currently, no such securities are valued by the Trustees.

REPURCHASE AGREEMENTS- Each Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). Such Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose a Fund

---27

                                                                  CDC MPT+ FUNDS
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      April 30, 2000 (Unaudited)
to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

FOREIGN CURRENCY TRANSLATION- Each Fund maintains its books and records in U.S. dollars. The value of securities, currencies, or other assets and liabilities denominated in currencies other than the U.S. dollar is translated in U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

DERIVATIVE FINANCIAL INSTRUMENTS- The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt, and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under contract.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS- Each Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date. At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If a Fund retains the portfolio security and engages in an offsetting transaction, a Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. See the Schedule of Investments for a listing of open forward foreign currency exchange contracts at April 30, 2000.

FUTURES CONTRACTS- Each Fund may engage in a number of strategies involving futures. Each Fund may enter into foreign currency, interest rate and stock index futures contracts traded on exchanges designated by the Commodity Futures Trading Commission or consistent with CFTC regulations on foreign exchanges. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the contract is made. No consideration is paid or received by a Fund upon entering into a futures contract. Instead, a Fund is required to segregate with its custodian an amount of cash or securities acceptable to the broker, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if a Fund fails to

                                                                           28---

CDC MPT+ FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2000 (Unaudited)
meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or stock index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." A Fund will also incur brokerage costs in connection with entering into futures transactions.

    At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate a Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Fund to substantial losses. In such an event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such situations, if a Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect a Fund's performance. See the Schedule of Investments for open futures contracts at April 30, 2000.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES- Securities transactions are recorded on the financial statements based on trade date. Gains and losses on sales of investments are determined on the identified cost basis for both financial statement and Federal income tax purposes. Interest income and operating expenses are recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date. Expenses not directly attributable to a Fund are evenly disbursed among the Funds.

FEDERAL INCOME TAXES- Each Fund is a separate entity for Federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its net investment income and any net realized capital gains. Accordingly, no provision for Federal income tax or excise tax has been made.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS- Each Fund will pay dividends from net investment income and distributions from capital gain, if any, at least annually. Net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

REDEMPTION OF FUND SHARES- Each Fund will deduct a redemption fee equal to 1.00% of the net asset value of the shares from the redemption amount if a shareholder sells shares after holding them less

---29

                                                                  CDC MPT+ FUNDS
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      April 30, 2000 (Unaudited)
than 90 days. This fee is paid to the Fund, and is designed to offset the brokerage commissions, market impact and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. For the six months ended April 30, 2000, there were no redemption fees collected.

ORGANIZATION EXPENSES- The Adviser has borne all costs associated with the organization of the Trust.

USE OF ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE C-INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    The Trust has an Investment Management Agreement with the Adviser, under which the Adviser manages the investments of each Fund. The management fee paid to the Adviser for providing advisory services to the Funds consists of a basic fee and a performance adjustment calculated by comparing the Fund's performance to a target. The basic fee for the U.S. Core Equity Fund, the Aggressive Equity Fund and the Global Independence Fund is 1.00%, 1.50%, and 1.75% of the respective Fund's average daily net assets. This basic management fee may be adjusted upward or downward by applying the performance adjustment. The performance adjustment is calculated monthly by comparing the U.S. Core Equity Fund and the Aggressive Equity Funds' investment performance to the S&P 500 Index and the Global Independence Fund's investment performance to a blended index composed of 50% of the MSCI World Index and 50% of the JP Morgan Global Bond Index (Blended Index). The difference between the Fund's performance compared to the performance of the S&P 500 Index for the U.S. Core Equity and the Aggressive Equity Funds' is multiplied by an performance adjustment factor rate of 25%. The annualized performance adjustment is limited to no greater than 1.00% and no less than (1.00%) for the U.S. Core Equity Fund and limited to no greater than 1.50% and no less than (1.50%) for the Aggressive Equity Fund. The difference between the Global Independence Fund's performance compared to the performance of the blended index is multiplied by a performance adjustment factor rate of 5%. The annualized performance adjustment for the Global Independence Fund is limited to no greater than 0.25% and no less than (0.25%). Each Fund's performance is calculated based on its net asset value per share after expenses but before the management fee. For the first year of operations, the performance adjustment will be based on inception to date performance, afterward, on a rolling twelve-month basis.

    The Adviser has agreed, for the 12-month period ended March 31, 2001, to reimburse expenses to each Fund if necessary so that the Fund's "Other Expenses" (all expenses with the exception of interest, taxes, brokerage, extraordinary expenses including litigation expenses and management fees), do not exceed 0.35% of each Fund's average net assets.

    The Trust pays Trustees who are not "affiliated persons" (as defined in the 1940 Act) of CDC Investment Management Corporation, the administrator or distributor an annual fee of $10,000 and $3,000 for each meeting attended by the Trustee for services as Trustee, and each such Trustee is reimbursed for expenses incurred with the Trustee's attendance at meetings.

                                                                           30---

CDC MPT+ FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2000 (Unaudited)

    As of April 30, 2000, CDC Investment Management Corporation and its affiliates held the following percentages of outstanding shares of each of the
Funds: U.S. Core Equity Fund 99%; Aggressive Equity Fund 99%; and Global Independence Fund 99%.

NOTE D-PURCHASES AND SALES OF SECURITIES

    Purchases and proceeds of securities (excluding short-term investments) for each Fund for the six months ended April 30, 2000 were as follows:

-----------------------------------------------------------------------------------------
FUND                                                                      PROCEEDS OF
                                                          PURCHASES      SALES/MATURITIES
-----------------------------------------------------------------------------------------

  U.S. Core Equity Fund                                 $13,597,046       $13,213,835

  Aggressive Equity Fund                                    707,696           812,356

  Global Independence Fund                                       --                --

NOTE E-CAPITAL STOCK TRANSACTIONS

    The tables below summarizes the transactions in Fund shares for the periods indicated.

-------------------------------------------------------------------------------------
                                                                SIX
                                                              MONTHS
                                                               ENDED       PERIOD
                                                              4/30/2000  7/1/99*-10/31/99
                                                              -------     ---------
  U.S. CORE EQUITY FUND
                                                               SHARES       SHARES
-------------------------------------------------------------------------------------
  Issued from the sale of shares                              402,672     2,925,628

  Issued from the reivestment of shares                           285             0

  Redeemed                                                      (450)             0
-------------------------------------------------------------------------------------
  Net Change                                                  402,507     2,925,628
=====================================================================================
                                                              SIX MONTHS
                                                                ENDED           PERIOD
                                                              4/30/2000    7/1/99*-10/31/99
AGGRESSIVE EQUITY FUND                                        ----------   ----------------
                                                                SHARES          SHARES
-------------------------------------------------------------------------------------------

  Issued from the sale of shares                                699,450        2,540,687

  Issued from the reivestment of shares                          22,093                0

  Redeemed                                                        (203)                0
-------------------------------------------------------------------------------------------
  Net Change                                                    721,340        2,540,687
===========================================================================================

---
   31

                                                                  CDC MPT+ FUNDS
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      April 30, 2000 (Unaudited)

                                                              SIX MONTHS
                                                                ENDED           PERIOD
                                                              4/30/2000    7/1/99*-10/31/99
GLOBAL INDEPENDENCE FUND                                      ----------   ----------------
                                                                SHARES          SHARES
-------------------------------------------------------------------------------------------

  Issued from the sale of shares                                385,444        2,564,244

  Issued from the reivestment of shares                          84,228                0

  Redeemed                                                        (469)                0
-------------------------------------------------------------------------------------------
  Net Change                                                    469,203        2,564,244
===========================================================================================

*Commencement of investment operations.

NOTE F-RISKS

    Investment in the Funds involves special risks, some not typically associated with mutual funds. However, each Fund has limitations and policies designed to reduce these risks. All Funds are subject to different types of investment risks including but not limited to credit, leverage, liquidity, and market risks, and risks of derivative instruments. The Aggressive Equity and Global Independence Funds are also subject to risks associated with using futures, interest rate risks, and risks associated with investing in foreign securities including, but not limited to, revaluation of currencies and future adverse political and economic developments. In addition, these two funds are non-diversified portfolios, thus investing a greater proportion of their assets in the securities of a smaller number of issuers.

                                                                           32---

NOTES:
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
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
NOTES:
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
                                                           Trustees and Officers
------------------------------------------------------------------

                                 PRESIDENT, CHIEF INVESTMENT OFFICER AND TRUSTEE
                                                        Bluford H. Putnam, Ph.D.

                                                                         TRUSTEE
                                                                 Luc de Clapiers

                                                                         TRUSTEE
                                                           Richard Levich, Ph.D.

                                                                         TRUSTEE
                                                                Mike West, Ph.D.

                                                                         TRUSTEE
                                                           Arnold Zellner, Ph.D.

                                             VICE PRESIDENT & INVESTMENT OFFICER
                                                         D. Sykes Wilford, Ph.D.

                                             VICE PRESIDENT & INVESTMENT OFFICER
                                                         Jose M. Quintana, Ph.D.

                                                                       TREASURER
                                                                C. Peter Paterno

                                                                       SECRETARY
                                                                Rachel D. Manney

                                                             ASSISTANT SECRETARY
                                                               Charles Rosenberg

INVESTMENT ADVISER
CDC Investment Management Corp.
9 West 57th Street, 35th Floor
New York, New York 10019

DISTRIBUTION AND SHAREHOLDER SERVICING AGENT
Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts 02109

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

LEGAL COUNSEL
Willkie Farr & Gallagher
787 Seventh Avenue
New York, New York 10019

This report has been prepared for the shareholders of the Funds and is not authorized for distribution to prospective investors in the Funds unless it is accompanied or preceded by an effective prospectus.

For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 774-9838 or by writing to the Funds at P.O. Box 8122, Boston, Massachusetts, 02266-8122.